OTHER NON-CURRENT LIABILITY - Future installment payments (Details) - Dec. 31, 2019	USD ($)	CNY (¥)
Future installment payment schedule according to the borrowing agreements
2020	$ 2,059	¥ 14,336
2021	2,059	14,336
2022	2,059	14,336
2023	2,059	14,336
2024	2,059	14,336
Total	$ 10,295	¥ 71,682